UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09679

Adelante Funds
(Exact name of registrant as specified in charter)

555 12th Street
Oakland, CA 94607
(Address of principal executive offices)

Adelante Capital Management LLC

555 12th Street
Oakland, CA 94607
 (Name and address of agent for service)

Registrant's telephone number, including area code: (510) 986-2100

Date of fiscal year end: January 31

Date of reporting period: July 31, 2009

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, (17 CFR 270.30e-1)

Adelante Funds: Adelante U.S. Real Estate Securities Fund Semi-Annual Report July 31, 2009 Shares of Adelante Funds are distributed by an independent third party, UMB Distribution Services, LLC.

To Our Shareholders:

We are pleased to present Adelante Fund’s 2009 Semi-Annual Report.

In the following pages, you will find detailed financial information for Adelante U.S. Real Estate Securities Fund for the six months ended July 31, 2009.

In the event you have questions regarding this report, or Adelante Funds in general, please call a shareholder services representative at 1-877-563-5327.

Thank you for your continued support of Adelante Funds. We look forward to serving you in the months and years ahead.

Sincerely,

Adelante Funds

UMB Distribution Services, LLC, Distributor

Adelante U.S. Real Estate Securities Fund

Expense Example (Unaudited)
For the Six Months Ended July 31, 2009

As a shareholder of the Adelante U.S. Real Estate Securities Fund (the “Fund”), you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Class K			Class Y
	Beginning account value 2/1/09	Ending account value 7/31/09	Expenses paid during period 2/1/09 – 7/31/091	Beginning account value 2/1/09	Ending account value 7/31/09	Expenses paid during period 2/1/09 – 7/31/091
Actual	$1,000.00	$1,122.10	$5.79	$1,000.00	$1,126.50	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.51	$1,000.00	$1,020.54	$4.51

1
Expenses are equal to the Funds’ annualized expense ratios (1.10% for Class K and 0.90% for Class Y), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Adelante U.S. Real Estate Securities Fund

Schedule of Investments
July 31, 2009 (Unaudited)

Number of Shares			Value

	Common Stocks	91.9%

	Apartments	15.0%
6,596	AvalonBay Communities, Inc.		$383,887
4,410	BRE Properties, Inc.		104,649
3,600	Camden Property Trust		106,236
19,870	Equity Residential		476,880
5,760	Essex Property Trust, Inc.		374,458
5,900	Post Properties, Inc.		83,544
9,281	UDR, Inc.		96,987
			1,626,641

	Diversified/Specialty	7.0%
240	Alexander's, Inc.		66,130
11,816	Vornado Realty Trust		602,852
3,525	Washington Real Estate Investment Trust		90,205
			759,187

	Healthcare	11.5%
19,075	HCP, Inc.		491,372
4,000	Health Care REIT, Inc.		160,240
3,800	Healthcare Realty Trust, Inc.		73,758
18,200	Nationwide Health Properties, Inc.		528,164
			1,253,534

	Industrial	5.9%
13,770	AMB Property Corporation		272,784
8,100	DCT Industrial Trust, Inc.		36,936
2,900	EastGroup Properties, Inc.		100,688
25,680	ProLogis		225,727
			636,135

	Industrial Mixed	6.6%
6,000	Digital Realty Trust, Inc.		243,300
4,090	Kilroy Realty Corporation		96,524
11,190	Liberty Property Trust		310,746
1,400	PS Business Parks, Inc.		72,394
			722,964

See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Number of Shares			Value

	Manufactured Homes	1.7%
4,500	Equity Lifestyle Properties, Inc.		$187,515

	Office	14.0%
3,310	Alexandria Real Estate Equities, Inc.		126,144
10,100	BioMed Realty Trust, Inc.		117,968
9,700	Boston Properties, Inc.		513,130
16,200	Brandywine Realty Trust		132,516
8,665	Corporate Office Properties Trust		293,830
7,300	Douglas Emmett, Inc.		74,168
4,400	Highwoods Properties, Inc.		112,684
5,890	SL Green Realty Corporation		151,844
			1,522,284

	Retail - Local	8.7%
8,390	Federal Realty Investment Trust		478,650
7,700	Regency Centers Corporation		247,016
3,400	Saul Centers, Inc.		115,158
6,900	Weingarten Realty Investors		106,467
			947,291

	Retail - Regional	14.9%
4,256	CBL & Associates Properties, Inc.		25,281
19,949	Simon Property Group, Inc.		1,111,558
13,050	Taubman Centers, Inc.		347,260
6,628	The Macerich Company		130,373
			1,614,472

	Storage	6.6%
9,900	Public Storage		718,443

	Total Common Stocks (cost $7,285,417)		9,988,466

See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Schedule of Investments (continued)
July 31, 2009 (Unaudited)

Number of Shares			Value
	Preferred Stocks	5.1%

	Diversified/Specialty	0.5%
2,700	Vornado Realty Trust, Series I		$53,163

	Industrial Mixed	0.7%
3,800	Kilroy Realty Corporation, Series E		77,900

	Office	2.6%
13,300	Corporate Office Properties Trust, Series H		285,152

	Retail - Regional	1.3%
6,300	Taubman Centers, Inc., Series G		137,655

	Total Preferred Stocks (cost $417,855)		553,870

	Short-Term Investment	2.2%

240,793	Federated Government Obligations Fund I		240,793

	Total Short-Term Investment (cost $240,793)		240,793

	Total Investments (cost $7,944,065)	99.2%	10,783,129

	Other assets less liabilities	0.8%	86,977

	NET ASSETS	100.0%	$10,870,106

* Based on total investment value.
See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Statement of Assets and Liabilities
July 31, 2009 (Unaudited)

ASSETS:
Investments, at value (cost $7,944,065)	$10,783,129
Interest and dividends receivable	1,853
Receivable for capital stock sold	19,271
Receivable for investments sold	113,591
Due from advisor	32,869
Prepaid expenses	51,482

Total assets	11,002,195

LIABILITIES:
Payable for investments purchased	98,564
Other accrued expenses	33,525

Total liabilities	132,089

NET ASSETS	$10,870,106

NET ASSETS CONSIST OF:
Paid-in-capital	$14,755,335
Undistributed net investment income	278,230
Accumulated undistributed net realized loss on investments	(7,002,523)
Net unrealized appreciation on investments	2,839,064

NET ASSETS	$10,870,106

SHARES OUTSTANDING, $0.0001 par value,
(Unlimited shares authorized)
Class K	482,706
Class Y	1,339,848

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Class K
(based on net assets $2,911,900 and shares outstanding 482,706)	$6.03
Class Y
(based on net assets $7,958,206 and shares outstanding 1,339,848)	$5.94

See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Statement of Operations
Six Months Ended July 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends*	$1,088,170
Interest	1,052

Total investment income	1,089,222

EXPENSES:
Investment advisory fees (see note 5)	111,138
Professional fees	64,222
Shareholder servicing fees	55,070
Administration and accounting fees	43,101
Distribution fees (see note 5)	25,175
Trustees' fees and expenses	25,035
Federal and state registration fees	23,206
Reports to shareholders	16,761
Insurance expense	16,589
Custody fees	7,846
Other expenses	2,030

Total expenses before waiver and reimbursement of expenses	390,173

Less: Waiver and reimbursement of expenses	(245,002)

Net expenses	145,171

NET INVESTMENT INCOME	944,051

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(2,076,835)
Change in unrealized appreciation on investments	2,307,027
Net gain on investments	230,192

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,174,243

* Net of foreign tax witholding of $1,020.

See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Statements of Changes in Net Assets
	Six Months Ended
	July 31, 2009	Year Ended
	(Unaudited)	January 31, 2009

OPERATIONS:
Net investment income	$944,051	$1,150,441
Net realized loss on investments	(2,076,835)	(5,091,392)
Change in unrealized appreciation/depreciation on investments	2,307,027	(2,852,409)
Net increase (decrease) in net assets resulting from operations	1,174,243	(6,793,360)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class K shares	11,218,715	51,987,609
Class Y shares	1,232,972	5,078,929
Shares issued to shareholders in reinvestment of distributions
Class K shares	787,199	910,687
Class Y shares	160,471	397,145
Payments for shares redeemed
Class K shares	(55,518,716)	(11,007,907)
Class Y shares	(2,612,795)	(5,583,268)
Net increase (decrease) from capital share transactions	(44,732,154)	41,783,195

DISTRIBUTIONS PAID FROM:
Net investment income
Class K shares	(788,632)	(254,863)
Class Y shares	(194,792)	(379,019)
Net realized gains
Class K shares	—	(658,080)
Class Y shares	—	(110,011)
Total distributions	(983,424)	(1,401,973)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,541,335)	33,587,862

NET ASSETS:
Beginning of period	55,411,441	21,823,579

End of period	$10,870,106	$55,411,441

Undistributed Net Investment Income	$278,230	$317,603

See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Financial Highlights	Class K		Class K
For a Fund Share Outstanding Throughout the Year/Period.	Six Months Ended July 31, 2009 (Unaudited)		Year Ended January 31, 2009

Net Asset Value, Beginning of Year/Period	$5.52		$10.95

Income from Investment Operations:
Net investment income	0.57		0.16
Net realized and unrealized gain (loss) on investments	0.06		(5.30)
Total from investment operations	0.63		(5.14)

Distributions to Shareholders:
Dividends from net investment income	(0.12)		(0.21)
Distributions from capital gains	—		(0.08)
Total distributions	(0.12)		(0.29)

Net Asset Value, End of Year/Period	$6.03		$5.52

Total Return	12.21	%(3)	(47.89)%

Supplemental Data and Ratios:
Net assets, end of year/period	$2,911,900		$47,150,508
Ratio of expenses to average net assets	1.10	%(2)	1.10%
Ratio of expenses before waivers to
average net assets	2.88	%(2)	2.92%
Ratio of net investment income to
average net assets	8.66	%(2)	4.66%
Ratio of net investment income before
waivers to average net assets	6.88	%(2)	2.84%
Portfolio turnover rate	28	%(3)	55%

(1)	Calculated based on average shares outstanding during the year.
(2)	Annualized.
(3)	Not annualized for periods less than a year.

See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Class K	Class K	Class K	Class K

Year Ended January 31, 2008	Year Ended January 31, 2007	Year Ended January 31, 2006	Year Ended January 31, 2005

$20.08	$19.07	$17.92	$17.23

0.39	0.46 (1)	0.57	0.65
(5.35)	6.29 (1)	5.05	2.09
(4.96)	6.75	5.62	2.74

(0.05)	(0.11)	(0.26)	(0.52)
(4.12)	(5.63)	(4.21)	(1.53)
(4.17)	(5.74)	(4.47)	(2.05)

$10.95	$20.08	$19.07	$17.92

(24.69)%	38.43%	33.14%	15.19%

$4,876,578	$12,525,326	$15,947,297	$18,350,017
1.25%	1.25%	1.25%	1.25%

2.81%	2.72%	2.55%	2.10%

1.99%	2.16%	3.05%	3.38%

0.43%	0.69%	1.75%	2.54%
39%	45%	31%	32%

Adelante U.S. Real Estate Securities Fund

Financial Highlights	Class Y		Class Y
For a Fund Share Outstanding Throughout the Year/Period.	Six Months Ended July 31, 2009 (Unaudited)		Year Ended January 31, 2009

Net Asset Value, Beginning of Year/Period	$5.43		$10.78

Income from Investment Operations:
Net investment income	0.14		0.32
Net realized and unrealized gain (loss) on investments	0.50		(5.35)
Total from investment operations	0.64		(5.03)

Distributions to Shareholders:
Dividends from net investment income	(0.13)		(0.24)
Distributions from capital gains	—		(0.08)
Total distributions	(0.13)		(0.32)

Net Asset Value, End of Year/Period	$5.94		$5.43

Total Return	12.65	%(3)	(47.75)%

Supplemental Data and Ratios:
Net assets, end of year/period	$7,958,206		$8,260,933
Ratio of expenses to average net assets	0.90	%(2)	0.90%
Ratio of expenses before waivers to
average net assets	2.61	%(2)	2.33%
Ratio of net investment income to
average net assets	6.31	%(2)	3.39%
Ratio of net investment income before
waivers to average net assets	4.60	%(2)	1.96%
Portfolio turnover rate	28	%(3)	55%

(1)	Calculated based on average shares outstanding during the year.
(2)	Annualized.
(3)	Not annualized for periods less than a year.

See notes to financial statements.

Adelante U.S. Real Estate Securities Fund

Class Y	Class Y	Class Y	Class Y

Year Ended January 31, 2008	Year Ended January 31, 2007	Year Ended January 31, 2006	Year Ended January 31, 2005

$19.87	$18.92	$17.81	$17.12

0.36	0.51 (1)	0.65	0.67
(5.22)	6.23 (1)	4.99	2.12
(4.86)	6.74	5.64	2.79

(0.11)	(0.16)	(0.32)	(0.57)
(4.12)	(5.63)	(4.21)	(1.53)
(4.23)	(5.79)	(4.53)	(2.10)

$10.78	$19.87	$18.92	$17.81

(24.52)%	38.76%	33.51%	15.62%

$16,947,001	$27,556,080	$21,271,290	$15,580,015
0.97%	0.97%	0.97%	0.97%

2.01%	2.07%	2.05%	1.88%

2.27%	2.50%	3.32%	3.68%

1.23%	1.40%	2.24%	2.78%
39%	45%	31%	32%

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements
July 31, 2009 (Unaudited)

1. Organization

Adelante Funds (the “Trust”) was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the “Fund”). The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y.  The Fund’s share classes differ in terms of sales charges, fees and eligibility requirements. The Fund’s Class K and Class Y shares commenced operations on February 16, 2000.  As of July 31, 2009, the Fund’s Class K and Class Y shares are outstanding.  Adelante Capital Management LLC (the “Adviser”) is the Fund’s investment adviser.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements.  Actual results may differ from such estimates.

Investment Valuation – In connection with the determination of the Fund’s net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of February 1, 2008.  In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 further clarifies the requirements of FAS 157.  The Fund adopted FSP 157-4 as of July 31, 2009.  Under FAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements (continued)
July 31, 2009 (Unaudited)

•
Level 1 –  quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 7/31/2009:

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks:
Apartments	$1,626,641	$—	$—	$1,626,641
Diversified/Specialty	759,187	—	—	759,187
Healthcare	1,253,534	—	—	1,253,534
Industrial	636,135	—	—	636,135
Industrial Mixed	722,964	—	—	722,964
Manufactured Homes	187,515	—	—	187,515
Office	1,522,284	—	—	1,522,284
Retail - Local	947,291	—	—	947,291
Retail - Regional	1,614,472	—	—	1,614,472
Storage	718,443	—	—	718,443
Preferred Stocks:
Diversified/Specialty	53,163	—	—	53,163
Industrial Mixed	77,900	—	—	77,900
Office	285,152	—	—	285,152
Retail - Regional	137,655	—	—	137,655
Short-Term Investment	240,793	—	—	240,793
Total	$10,783,129	$—	$—	$10,783,129

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements (continued)
July 31, 2009 (Unaudited)

Federal Income Taxes – It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax or excise tax provision has been made.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction).  The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.  The Fund adopted FIN 48 in fiscal 2008.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of July 31, 2009.  Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009.  At July 31, 2009, the fiscal years 2006 through 2009 remain open to examination in the Fund’s major tax jurisdictions.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.  Realized gains and losses from securities transactions are recorded on the identified cost basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments are accounted for as a decrease in the cost of the investment and thus impact unrealized appreciation or depreciation of the investment security.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management has evaluated the implications of SFAS 161 and has determined that SFAS 161 has no impact on the Fund’s financial statements.

Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.

Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Expenses – Each class of shares is charged for those expenses directly attributable to the class.  Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative shares outstanding.

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements (continued)
July 31, 2009 (Unaudited)

Indemnifications – Under the Fund’s organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Subsequent Events – In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through September 29, 2009, the date which the financial statements were issued.

3. Capital Transactions

Transactions of the Fund were as follows:
	Six Months Ended		Year Ended
	July 31, 2009		January 31, 2009
Class K Shares:	Shares	Dollars	Shares	Dollars

Shares sold	2,404,232	$11,218,715	9,786,041	$51,987,609
Shares issued to holders in reinvestment of dividends and capital gains	188,236	787,199	136,899	910,687
Shares redeemed	(10,654,030)	(55,518,716)	(1,824,069)	(11,007,907)

Net increase (decrease)	(8,061,562)	$(43,512,802)	8,098,871	$41,890,389

	Six Months Ended		Year Ended
	July 31, 2009		January 31, 2009
Class Y Shares:	Shares	Dollars	Shares	Dollars

Shares sold	249,923	$1,232,972	635,524	$5,078,929
Shares issued to holders in reinvestment of dividends and capital gains	36,059	160,471	44,508	397,145
Shares redeemed	(467,395)	(2,612,795)	(730,160)	(5,583,268)

Net decrease	(181,413)	$(1,219,352)	(50,128)	$(107,194)

Net increase (decrease) from capital share transactions	(8,242,975)	$(44,732,154)	8,048,743	$41,783,195

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements (continued)
July 31, 2009 (Unaudited)

4. Investment Transactions

Purchases and sales of securities for the Fund, excluding short-term investments, for the six months ended July 31, 2009 were $7,810,886 and $50,767,894 respectively. There were no purchases or sales of U.S. Government securities for the six months ended July 31, 2009.

5. Investment Advisory Agreement

The Fund has entered into an Investment Advisory Agreement with the Adviser. The Fund pays a fee based on the Fund’s average daily net assets at the annual rate of 0.80% for the services provided by the Adviser.  The Adviser has contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the Fund to 1.10% and 0.90%, respectively, through May 31, 2010, subject to later reimbursement by the Fund in certain circumstances. Subsequent to the reporting period, at the March 13, 2009 Board of Trustees Meeting, the Trustees approved the extension of the limitation on the annual operating expenses through May 31, 2010. The Adviser has contractually agreed that in the event that the foregoing Fund expense limitation is not renewed, the Adviser will limit the Fund’s Class K and Y shares total annual fund operating expense to 2.25% through January 31, 2011.  During the six months ended July 31, 2009, the Adviser waived investment advisory fees for the Fund of $111,138.  The Adviser is entitled to recoup from the Fund amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Fund’s expenses, including such recouped amounts, do not exceed the stated expense limitations.  During the six months ended July 31, 2009, the Adviser did not recoup any expenses.  At July 31, 2009, the following amounts are subject to recoupment through July 31, 2012, July 31, 2011, and July 31, 2010, respectively.

	Expires	Expires	Expires
	July 31, 2012	July 31, 2011	July 31, 2010
Class K	$363,898	$158,115	$144,616
Class Y	$113,395	$263,497	$292,079

Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution for the Class K shares of the Fund (the “Plan”) which permits the Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders.  Under the Plan, the Fund’s Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class.  During the six months ended July 31, 2009, the Fund incurred distribution expenses of $25,175.

6. Investment Risks

As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property.  These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

Adelante U.S. Real Estate Securities Fund

Notes to Financial Statements (continued)
July 31, 2009 (Unaudited)

7. Federal Income Tax Information

At July 31, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$8,753,897
Gross unrealized appreciation	$2,642,286
Gross unrealized depreciation	(613,054)
Net unrealized appreciation on investments	$2,029,232

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of components of distributable net earnings (deficit) at January 31, 2009 were as follows:

Undistributed ordinary income	$317,603
Accumulated capital and other losses	(1,389,704)
Unrealized depreciation	(3,003,947)
Total accumulated earnings (deficit)	$(4,076,048)

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral from losses on wash sales.

As of January 31, 2009, the Fund had a capital loss carryover of $355,121, which expires on January 31, 2017.  To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards.

At January 31, 2009, the Fund had net realized capital losses from transactions between November 1, 2008 and January 31, 2009 of $1,034,583 which for tax purposes, are deferred and will be recognized in fiscal year 2010.

The tax components of distributions paid during the fiscal years ending January 31, 2009 and January 31, 2008 were as follows:

	January 31, 2009	January 31, 2008
Distributions paid from:
Ordinary income	$633,882	$352,383
Net long-term capital gains	756,929	6,109,997
Unrecaptured section 1250 gain	11,162	95,073
Total distributions paid	$1,401,973	$6,557,453

8. Payments to Affiliates, Officers and Trustees

Certain officers or trustees of the Trust are also officers or trustees of the Adviser.  During the six months ended July 31, 2009, the Trust made no direct payments to its officers and paid $28,500 to its unaffiliated trustees.

Adelante U.S. Real Estate Securities Fund

Proxy Voting Policies and Procedures (Unaudited)

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-563-5327 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2009, will be available without charge, upon request, by calling 1-877-563-5327 or by accessing the website of the Securities and Exchange Commission.

Disclosure of Portfolio Holdings (Unaudited)

The Fund will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.

Adelante U.S. Real Estate Securities Fund

Board Approval of Advisory Agreement

March 13, 2009

The Board of Trustees held a meeting in person on March 13, 2009, at which the Board considered the continuation of the Investment Advisory Agreement between Adelante Capital Management (“Adelante”) and the Adelante Funds, on behalf of Adelante U.S. Real Estate Securities Fund (the “Fund”).  In conjunction with the March meeting, the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund or of Adelante (collectively, the “Independent Trustees”), met separately in person with their independent legal counsel on two occasions (March 12 and 13, 2009) to consider the renewal of the Advisory Agreement and consider performance and expense information for the Fund.  The Independent Trustees reported their findings to the full Board.  At the full Board meeting, the Trustees continued their review and consideration.  The Trustees, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for an additional year.

During the year, the Trustees received information about a range of matters relating to the Fund, including the state of the real estate securities market, Adelante’s management of the Fund’s portfolio and Fund expenses and performance.  In preparation for the March meeting, the Trustees requested and evaluated extensive materials provided by Adelante and the Fund’s Administrator in advance of the meeting.  Prior to voting, the Independent Trustees reviewed the proposed approval of the Advisory Agreement with independent legal counsel to the Independent Trustees, and they received and reviewed a memorandum from legal counsel discussing the legal standards for their consideration of the proposed approval.  The Independent Trustees discussed the proposed approval in an executive session with independent counsel at which no representatives of Adelante were present.   The Trustees also considered a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees, and their own business judgment, to be relevant, such as information regarding the Fund’s performance and expenses that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Board in connection with its review of the Fund’s advisory agreement.

Based upon their review, the Trustees determined that the Advisory Agreement was fair and reasonable, and that the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.  The following summarizes the material factors evaluated by the Trustees in determining to continue the Advisory Agreement.

Nature, Extent and Quality of Services provided by the Adviser. The Trustees noted that there were no proposed changes to the Advisory Agreement or to the services provided by Adelante to the Fund.  The Trustees noted that Adelante has entered into a written agreement to cap certain operating expenses of the Fund through May 31, 2010.  The Trustees reviewed a letter from the Independent Trustees’ independent legal counsel to Adelante, and Adelante’s response thereto, which contained detailed information, among other things, about Adelante’s services to the Fund and ideas for future growth of the Fund and other information of the type required by Section 15(c) of the Investment Company Act.  The Trustees reviewed Adelante’s Form ADV Parts I and II, and accompanying schedules, and recent financial statements for Adelante.

The Trustees reviewed performance reports provided by the Administrator regarding the Fund’s performance through January 31, 2009 for the preceding three months, for the preceding one-, three- and five-year periods, and since the Fund’s inception, compared to the performance for the same periods of the DJ Wilshire REIT Index (the “Wilshire Index”), the S&P 500 Index (the “S&P 500”), and other funds included in the “real estate funds” category designated by Morningstar, Inc., an independent third party mutual fund rating service (this category being the Fund’s Morningstar peer group).  In addition, the Trustees reviewed a report comparing performance through January 31, 2009 for the Fund and a group of real estate securities mutual funds regarded by Adelante as the Fund’s principal competitors in the Fund’s primary distribution channels.  The Trustees also reviewed reports comparing the Fund’s advisory fee and total expense ratio (after fee waivers and reimbursements by Adelante) to those of the Fund’s Morningstar peer group.

Adelante U.S. Real Estate Securities Fund

Board Approval of Advisory Agreement (continued)

After discussing the materials, the Trustees interviewed Mr. Michael Torres, Chief Executive Officer of Adelante and Portfolio Manager of the Fund, regarding the Fund’s performance.  Mr. Torres discussed the Fund’s current holdings and its performance relative to the Wilshire Index, the S&P 500 and its Morningstar peer group.  He noted that the Fund’s performance may vary from time to time from the performance of the Wilshire Index and its Morningstar peer group, because the Fund focuses primarily on what Adelante has identified as the core sectors of the U.S. real estate market – office, industrial, retail and multi-family sectors.  He also noted that the Fund’s Morningstar peer group includes funds with global and international mandates that, in contrast to the Fund, allow them to invest outside the U.S.

The Trustees interviewed Mr. Mark Hoopes, Chief Compliance Officer of Adelante and the Fund, regarding Fund operations.  Mr. Hoopes confirmed that Adelante has adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund.   The Trustees noted that Adelante devotes substantial resources to the Fund, including provides the services of its experienced CEO as the Fund’s portfolio manager, along with administrative and professional staff, including two research analysts, two research associates, a trader, a marketing professional, and a capable compliance officer who monitors compliance matters on a regular basis.  The Board noted that Adelante manages other private institutional and wrap accounts, and also serves as sub-adviser to another real estate fund.  The Trustees sought and received assurances from Mr. Torres that his current and anticipated workload allows sufficient time to devote to Fund matters.

The Trustees noted that since inception Adelante has voluntarily capped the Fund’s total operating expenses (excluding interest, taxes, brokerage commissions and other investment related costs and extraordinary expenses) and that Adelante has agreed to extend the current caps of 1.10% for Class K shares and 0.90% for Class Y shares, subject to later reimbursement by the Fund in certain circumstances, through May 31, 2010.  The Trustees considered that the Fund’s expenses (after fee waivers and reimbursements) were lower than the median and average expenses of the Fund’s Morningstar peer group (after waivers and reimbursements).  The Trustees also considered that Adelante had not recouped any expenses since the Fund’s inception.  The Trustees noted that the Fund’s expense cap letter agreement requires Adelante to provide at least 90 days’ advance notice if Adelante declines to renew the expense cap after May 31, 2010.

Investment Performance. The Trustees considered that the performance returns of the Fund’s Class Y and Class K through January 31, 2009 for the preceding three months, for the preceding one-, three-, and five-year periods and since inception had exceeded both those of the Wilshire Index and the average returns of the Fund’s Morningstar peer group for the same periods.  The Trustees also noted that the Fund’s Class Y and Class K annualized returns for the period since the inception of the Fund through January 31, 2009 had exceeded those of the Wilshire Index and the S&P 500 during the same period.  The Trustees noted that although the Fund’s performance return for the past year was negative, performance returns generally had been negative for public real estate investment trusts and funds included in Morningstar’s real estate funds category.  The Trustees considered that, on a relative basis, the performance of the Fund’s Class Y and Class K shares had improved in the three-month period ended January 31, 2009, placing the Fund’s performance in the top 10% of its peer group for this period.    The Trustees noted that the Fund had gained net assets of over $40 million during the past several months.

Advisory Fee and Expense Ratio. The Administrator reported that the Fund’s advisory fee of 0.80% is equal to or slightly higher than the average for real estate securities mutual funds in the Fund’s Morningstar peer group, but that the Fund’s Class Y and Class K historical total expense ratios (after fee waivers and reimbursement) are lower than the average and median total expense ratios (after fee waivers and reimbursement) for the group.  The Trustees noted that this was attributable to the expense cap maintained by Adelante.

Adelante U.S. Real Estate Securities Fund

Board Approval of Advisory Agreement (continued)

The Trustees next considered the Fund’s advisory fee relative to fees charged to Adelante’s other clients.  The Trustees requested information about Adelante’s fees for providing investment advisory services to any other mutual fund, private investment fund, wrap account or institutional account, and the performance returns of similarly managed institutional accounts, compared to the Fund.  Mr. Hoopes noted that Adelante serves as sub-adviser to another real estate securities mutual fund and as sub-adviser to a number of separately managed wrap accounts, and that these sub-advisory fees are lower than the advisory fee charged to the Fund.  However, he noted that Adelante provides only investment advisory services to these accounts, whereas its services to the Fund are much more involved and time-intensive, because they also include managing the Fund’s day-to-day operations, supervising third-party service providers and overseeing the Fund’s compliance with its extensive policies and procedures to the extent required under the Investment Company Act.  He noted that, as a result, Adelante incurs much higher expenses as investment adviser to the Fund and, in connection with its agreement to cap expenses of the Fund, had waived its entire advisory fee in 2008 and also had reimbursed certain operating expenses of the Fund.  Mr. Hoopes also confirmed that performance returns for Adelante’s other similarly managed accounts typically were similar to the returns of the Fund.

The Board then reviewed Adelante’s financial statements, and noted that the firm appeared to be financially able to meet its obligations under the advisory agreement and its agreement to cap Fund expenses.  Mr. Torres reported that the Advisory Agreement had not been profitable to Adelante since the inception of the Advisory Agreement, due to the Fund’s asset levels and the costs of maintaining the expense cap that has been in place since the Fund’s inception.

The Board next discussed whether Adelante receives any “fall-out” or ancillary benefits indirectly as a result of managing the Fund.  Mr. Hoopes reported that Adelante has a soft-dollar arrangement pursuant to which client trades may be executed through a broker-dealer that provided research services to Adelante, and that a small percentage of the Fund’s trades had been included in this arrangement.  He noted that the research services received by Adelante benefitted all its clients including the Fund.  The Trustees noted that Adelante does not receive any 12b-1 fees from the Fund.

Economies of Scale.   In determining the reasonableness of the advisory fee, the Board also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees.  The Board noted that given the Fund’s current asset levels and those reasonably expected over the coming year Adelante has not achieved, and appears unlikely to achieve, economies of scale in managing the Fund prior to the Board’s next consideration of the Advisory Agreement’s renewal.  The Trustees also noted that Adelante has agreed to continue capping the Fund’s operating expenses for an additional year.

On the basis of the foregoing, the Trustees, including all of the Independent Trustees, concluded that continuation of the Advisory Agreement would be in the interests of the Fund and its shareholders.  The Trustees reached their conclusion by deliberating upon all factors considered and did not rely on any one factor in isolation to arrive at their decision to approve continuation of the Advisory Agreement.

Adelante U.S. Real Estate Securities Fund

TRUSTEES	William J. Klipp
Scott MacKillop
Kevin Malone
Michael A. Torres

INVESTMENT ADVISER	Adelante Capital Management LLC
555 12th Street, Suite 2100
Oakland, CA 94607

ADMINISTRATOR AND	UMB Fund Services, Inc.
FUND ACCOUNTANT	803 West Michigan Street
Milwaukee, WI 53233

CUSTODIAN	UMB Bank, n.a.
928 Grand Boulevard
Kansas City, MO 64106

INDEPENDENT REGISTERED	Deloitte & Touche LLP
PUBLIC ACCOUNTING FIRM	555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL	Goodwin Procter LLP
Exchange Place
Boston, MA 02109

DISTRIBUTOR	UMB Distribution Services, LLC
803 West Michigan Street
Milwaukee, WI 53233

DIVIDEND-DISBURSING	UMB Fund Services, Inc.
AND TRANSFER AGENT	c/o Adelante Funds
803 West Michigan Street
Milwaukee, WI 53233

This report is submitted for the general information of shareholders of Adelante Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Adelante U.S. Real Estate Securities Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.

LE 410 0709

Item 2.  Code of Ethics

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Registrant on Form N–CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N–CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There was no significant change in the Registrant’s internal control over financial reporting (as defined in Rule 30a–3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)	Code of Ethics: Not applicable for semi-annual reports

(2)	Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds

/s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer
October 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer
October 2, 2009

/s/ Mark A. Hoopes
Mark A. Hoopes
Principal Financial Officer
October 2, 2009